Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign currency
Currency translation adjustments	$ (261,729)	$ 78,196	$ 148,547
Net foreign currency transaction loss	$ 67,000
Segment reporting
Number of principal business segments | segment	2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	3 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years